Long-Term Debt (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2025	$ 32,178	$ 50,839
2026	30,553	52,760
2027	32,610	50,256
2028	14,588	48,585
2029	3,965	17,826
Thereafter	126,036	129,015
Total	$ 239,930	$ 349,281	$ 510,475